Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage, amount (in Dollars)	$ 250,000	$ 250,000	$ 250,000
Interest from the Trust to pay franchise taxes (in Dollars)	$ 11,000	$ 96,000
Initial public offering		6,000,000	6,000,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Initial public offering		10,000,000	10,000,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	13,772,027	13,772,027	16,083,903